Derivatives and Hedging - Summary of the Classification of Gains and Losses on Derivative Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments, Gain (Loss) [Line Items]
Total amounts presented in the Consolidated Statements of Income in which the effects of cash flow and fair value hedges are recorded	$ 432	$ 5,598	$ (4)
Gains (Losses) on Derivatives in Cash Flow Hedges
Amount of (loss) gain reclassified from accumulated other comprehensive income	17,052	25,207	(50,067)
Other income (expense), net
Gains (Losses) Derivatives Not Designated as Hedging Instruments
Total gains (losses)	471	(31,318)	38,839
Derivative instruments designated as hedges | Other income (expense), net
Gains (Losses) on Derivatives in Cash Flow Hedges
Amount of (loss) gain reclassified from accumulated other comprehensive income	(3,888)
Amount of (loss) gain reclassified from accumulated other comprehensive income		(9,774)	26,136
Amounts excluded from effectiveness testing	0	0	0
Derivative instruments designated as hedges | Interest rate contracts | Other income (expense), net
Gains (Losses) on Derivatives in Fair Value Hedges
Hedged item	(3,668)	2,051	2,199
Derivatives designated as hedging instruments	3,668	(2,051)	(2,199)
Undesignated derivative instruments | Embedded conversion option | Other income (expense), net
Gains (Losses) Derivatives Not Designated as Hedging Instruments
Gains (losses) on derivatives not designated as hedging instruments	(349)	131	217
Undesignated derivative instruments | Call options | Other income (expense), net
Gains (Losses) Derivatives Not Designated as Hedging Instruments
Gains (losses) on derivatives not designated as hedging instruments	(104,125)	74,682	37,414
Undesignated derivative instruments | Cash convertible notes embedded conversion option | Other income (expense), net
Gains (Losses) Derivatives Not Designated as Hedging Instruments
Gains (losses) on derivatives not designated as hedging instruments	106,998	(76,500)	(36,741)
Undesignated derivative instruments | Foreign exchange contracts | Other income (expense), net
Gains (Losses) Derivatives Not Designated as Hedging Instruments
Gains (losses) on derivatives not designated as hedging instruments	$ 1,835	$ (19,857)	$ 11,813